SCHEDULE OF RECONCILIATION OF LIABILITIES (Details)	9 Months Ended
Dec. 31, 2022 USD ($)
Fair Value Disclosures [Abstract]
Beginning balance
Net change in unrealized (depreciation) appreciation included in earnings	3,451,752
Classification of Series C Preferred stock and warrants	(14,881,337)
Bifurcation of convertible note payable	(923,956)
Sales
Transfers in and out
Ending balance	$ (12,353,541)